Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Income (Loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
United States	$227,514	$134,197	$48,300
Non-U.S.	21,302	(978)	6,647

Total income before provision for income taxes	$248,816	$133,219	$54,947

Provision for Income Taxes

The provision for income taxes was as follows (in thousands):

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Current
U.S. Federal	$79,690	$30,494	$552
U.S. State	20,916	11,527	1,976
Non-U.S.	8,575	6,249	2,146

Total current	109,181	48,270	4,674

Deferred
U.S. Federal	(4,128)	9,950	8,203
U.S. State	(3,595)	2,057	3,718
Non-U.S.	(6)	436	(896)

Total deferred	(7,729)	12,443	11,025

Total provision for income taxes	$101,452	$60,713	$15,699

Significant Differences Between United States Federal Statutory Tax Rate and Company's Effective Tax Rate

The following table summarizes the significant differences between the United States Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes:

	Fiscal Years Ended
	March 31, 2012	April 2, 2011	April 3, 2010
Federal tax at 35% statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal benefit	4.8%	7.1%	10.6%
Differences in tax effects on foreign income	-1.3%	1.9%	-1.7%
Foreign tax credit	-0.6%	-1.1%	0.0%
Reserve for potential witholding requirements (1)	0.0%	0.1%	-15.2%
Liability for uncertain tax positions	0.2%	0.3%	0.5%
Effect of changes in valuation allowances on deferred tax assets	1.8%	2.5%	-1.4%
Other	0.9%	-0.2%	0.8%

	40.8%	45.6%	28.6%

(1)

During Fiscal 2010, as a result of the reorganization of certain of the Company’s international operations, certain withholding tax requirements were eliminated and the related deferred tax liability previously required to be recognized of approximately $8.4 million was reversed.

Significant Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) consist of the following (in thousands):

	March 31, 2012	April 2, 2011
Deferred tax assets
Inventories	$5,185	$4,683
Payroll related accruals	1,123	239
Deferred rent	11,677	8,304
Net operating loss carryforwards	8,142	4,460
Stock compensation	7,777	—
Deferred revenue	3,993	2,096
Other	1,464	794

	39,361	20,576
Valuation allowance	(8,233)	(4,387)

Total deferred tax assets	31,128	16,189

Deferred tax liabilities
Goodwill and intangibles	(1,222)	(1,380)
Depreciation	(20,801)	(10,602)
Other	(308)	(429)

Total deferred tax liabilities	(22,331)	(12,411)

Net deferred tax assets	$8,797	$3,778

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits Excluding Accrued Interest

A reconciliation of the beginning and ending amounts of unrecognized tax benefits, excluding accrued interest, for Fiscal 2012 and Fiscal 2011, are presented below (in thousands):

	March 31, 2012	April 2, 2011
Unrecognized tax benefits beginning balance	$939	$378
Additions related to prior period tax positions	246	—
Additions related to current period tax positions	573	675
Decreases from prior period positions	—	(114)

Unrecognized tax benefits ending balance	$1,758	$939